Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consist of the following:

	As of
	September 30, 2014	December 31, 2013
Accrued interest payable	$—	$207,945
Accrued compensation	215,159	19,894
Other accrued expenses	241,104	15,784
Total	$456,263	$243,623

Accrued expenses consist of the following:

	As of December 31,
	2013	2012
Accrued interest payable	$207,945	$—
Accrued compensation	19,894	—
Other accrued expenses	15,784	10,406
Total	$243,623	$10,406